Debt - Payments due (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Debt instruments
Remainder of 2024	$ 2,448,305
2025	664,474	$ 2,520,808
2025		766,012
Total	3,112,779	3,286,820
Principal [Member]
Debt instruments
Remainder of 2024	2,250,000
2025	650,585	2,250,000
2025		750,000
Total	2,900,585	3,000,000
Interest [Member]
Debt instruments
Remainder of 2024	198,305
2025	13,889	270,808
2025		16,012
Total	$ 212,194	$ 286,820